10-K Commitments and Contingencies - Purchase commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Maximum commitment terms (in years)	25 years
Purchase commitments
2023	$ 80,766
2024	3,582
2025	2,582
2026	2,046
2027	1,854
Thereafter	9,821
Purchased under various commitments during the year	$ 167,600	$ 137,400	$ 150,000